Derivatives and Hedging (Fair Value and Location of Derivative Financial Instruments in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Assets	¥ 5,742	¥ 2,470
Derivative Liabilities	905	4,770
Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	23	129
Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	40	77
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	5,719	2,341
Not Designated as Hedging Instrument | Foreign currency forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	¥ 865	¥ 4,693